Contingent liabilities - Summary of Contingent Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Contingent liabilities	kr 3,559	kr 3,037